N-2	Mar. 31, 2023 shares
Cover [Abstract]
Entity Central Index Key	0001300391
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Eaton Vance Enhanced Equity Income Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Fund's primary investment objective is to provide current income, with a secondary objective of capital appreciation.
Pandemic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares]	40,319,975